Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Liabilities Details
Beginning Balance	$ 150,076
Increase in derivative value due to issuances of convertible promissory notes	583,415	144,748
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,816	5,328
Debt conversions	(525,485)
Ending Balance	$ 221,822	$ 150,076